Trade receivables - Summary of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Trade receivables [Line Items]
Trade receivables (refer Note 49), Total	₨ 24,268	$ 284	₨ 21,856	₨ 30,687
Trade receivable- non current	7,528	88	8,087
Current	16,740	196	13,769
Trade receivables
Trade receivables [Line Items]
Less: impairment allowances for expected credit losses	(2,147)	(25)	(2,356)
Cost | Trade receivables
Trade receivables [Line Items]
Trade receivables (refer Note 49), Total	₨ 26,415	$ 309	₨ 24,212